CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Cash Flows from Operating Activities
Net income/(loss)		$ 3,706	$ 201	$ 300	$ (587)
Net loss from continuing operations		3,739	(73)	300	(572)
Net income/(loss) after tax from discontinued operations		(33)	274	0	(15)
Adjustments related to discontinued operations	[1]	38	(262)	0	10
Adjustments to reconcile net loss to net cash used in operating activities:
Change in allowance for credit losses		(1)	1	(1)	34
Depreciation and amortization		17	135	155	127
Loss on impairment of long-lived assets		0	0	0	152
Gain on disposals		(2)	(1)	(14)	(47)
Amortization of debt issuance costs and discount on debt		7	0	2	84
Payment in kind interest		0	30	0	0
Share in results from associated companies (net of tax)		2	2	(37)	(3)
Non-cash reorganization items, net		(3,487)	0	0	176
Fresh Start valuation adjustments		(266)	0	0	0
Deferred tax benefit		(4)	(3)	(13)	(3)
Other		(7)	(7)	9	2
Other cash movements in operating activities:
Payments for long-term maintenance		(2)	(83)	(108)	(55)
Repayments made under lease arrangements		(11)	0	0	(46)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals:
Trade accounts receivable		(11)	32	(25)	(41)
Trade accounts payable		0	23	(34)	15
Prepaid expenses/accrued revenue		0	9	(1)	(4)
Deferred revenue		(18)	44	1	7
Deferred mobilization costs		(4)	(111)	25	0
Related party receivables		(13)	(10)	19	(6)
Related party payables		0	0	0	(7)
Other assets		(4)	49	(22)	(21)
Other liabilities		4	16	31	59
Net cash provided by/(used in) operating activities		(56)	65	287	(154)
Cash Flows from Investing Activities
Additions to drilling units and equipment		(18)	(131)	(101)	(29)
Proceeds from sales of tender-assist units		0	0	84	0
Proceeds from disposal of assets		2	1	14	43
Net proceeds on disposal of business and cash impact from deconsolidation		(94)	659	21	0
Acquisition of Subsidiary		0	0	24	0
Funds advanced to discontinued operations		(20)	(16)	0	0
Net cash (used in)/provided by investing activities - discontinued operations		0	(40)	0	23
Net cash provided by/(used in) investing activities		(130)	473	42	37
Cash Flows from Financing Activities
Proceeds from debt		175	0	576	0
Proceeds from convertible bond issuance		50	0	0	0
Repayments of secured credit facilities		(160)	(464)	(478)	0
Share issuance costs		0	0	(4)	0
Debt issuance costs		0	0	(31)	0
Share repurchases		0	0	(263)	0
Net cash provided by financing activities - discontinued operations		20	16	0	0
Net cash (used in)/provided by financing activities		85	(448)	(200)	0
Effect of exchange rate changes on cash and cash equivalents		6	(1)	1	(2)
Net increase/(decrease) in cash and cash equivalents, including restricted cash		(95)	89	130	(119)
Cash and cash equivalents, including restricted cash		509	598	728	604
Cash and cash equivalents, including restricted cash, continuing operations	[2]	490	598	728	516
Cash and cash equivalents, including restricted cash, discontinued operations		19	0	0	88
Supplementary disclosure of cash flow information
Interest paid		0	(57)	(36)	0
Net taxes paid		(1)	(5)	(24)	(3)
Reorganization items, net paid		$ (56)	$ (13)	$ 0	$ (100)

[1]	Relates to adjustments made to the net income/loss from discontinued operations to reconcile to net cash flows in operating activities from discontinued operations. The adjustments reconcile net income/(loss) from discontinued operations to net cash provided by/(used in) operating activities, other cash movements in operating activities, and changes in operating assets and liabilities, net of effect of acquisitions and disposals. The net cash provided by operating activities for the year ended December 31, 2023 was nil, for the successor period from February 23, 2022 through December 31, 2022 was $12 million and for the predecessor period from January 1, 2022 through February 22, 2022 was $5 million. (December 31, 2021: $5 million used in).
[2]	Comprised of cash and cash equivalents as of December 31, 2023 (Successor) $697 million (2022: $480 million, 2021: $293 million), restricted cash $31 million (2022: $44 million, 2021: $160 million), and restricted cash included in non-current assets: nil (2022: $74 million, 2021: $63 million).